Equipment on Operating Leases - Summary of Equipment on Operating Leases (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property Subject To Or Available For Operating Lease Net [Abstract]
Equipment on operating leases	$ 1,343	$ 1,070
Accumulated depreciation	(284)	(249)
Net equipment on operating leases	$ 1,059	$ 821